Accounting Changes	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Accounting Changes	Accounting Changes
A. Current Accounting Changes
Amendments to IAS 1 — Non-current Liabilities with Covenants and Classification of Liabilities as Current or Non-current
In October 2022, the IASB issued Non-current Liabilities with Covenants, which amends IAS 1 Presentation of Financial Statements, to clarify how conditions with which an entity must comply within 12 months after the reporting period affect the classification of a liability. In January 2020, the IASB issued Classification of Liabilities as Current or Non-current, which amends IAS 1 Presentation of Financial Statements regarding the classification of liabilities as current or non‐current, clarifying that contractual rights and conditions existing at the end of the reporting period are relevant in determining whether the Company has a right to defer settlement of a liability by at least 12 months.
Additionally, the IASB clarified that the classification of a liability is unaffected by the likelihood that an entity will exercise its deferral right. The amendments are applied retrospectively, effective for annual periods beginning on or after Jan. 1, 2024, and were adopted by the Company on that date.
The Company has an Investment Agreement whereby Brookfield Renewable Partners or its affiliates (collectively, Brookfield) invested $750 million in TransAlta through the purchase of exchangeable securities (Exchangeable Securities), which are exchangeable into an equity ownership interest in TransAlta’s Alberta hydro assets in the future. On Jan. 1, 2024, the Company reclassified the Exchangeable Securities from non-current liabilities to current liabilities as the conversion option can be exercised at any time after Dec. 31, 2024, although there is no obligation to deliver cash equivalent resources and the holder cannot call for repayment. This accounting is consistent with the amendment.
B. Future Accounting Changes
The Company closely monitors both new accounting standards and amendments to existing accounting standards issued by the IASB. The following standards have been issued but are not yet in effect.
Amendments to IFRS 9 and IFRS 7 — Nature-Dependent Electricity Contracts
On Dec. 18, 2024, the IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure to improve reporting of the financial effects of nature-dependent electricity (e.g., wind and solar)
contracts, which are often structured as power purchase agreements. Under these contracts, the amount of electricity generated can vary based on uncontrollable factors such as weather conditions. The amendments clarify the application of own-use requirements, permit hedge accounting if these contracts are used as hedging instruments and add new disclosure requirements about the effect of these contracts on a company's financial performance and cash flows. The amendments are effective for annual reporting periods beginning on or after Jan. 1, 2026. The Company is currently evaluating the impacts to the financial statements.
Amendments to IFRS 7 and IFRS 9 — Classification and Measurement of Financial Instruments
On May 29, 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments effective Jan. 1, 2026 impacting IFRS 7 and 9. The IASB amended the requirements related to settling financial liabilities using an electronic payment system and assessing contractual cash flow characteristics of financial assets, including those with ESG-linked features. The Company is currently evaluating the impacts to the financial statements.
IFRS 18 — Presentation and Disclosure in Financial Statements
On April 9, 2024, the IASB issued a new standard, IFRS 18 Presentation and Disclosure in Financial Statements, which introduced new requirements for improved comparability in the statement of profit or loss, enhanced transparency of management-defined performance measures and more useful grouping of information in the financial statements. The standard is effective for annual reporting periods beginning on or after Jan. 1, 2027. The Company is currently evaluating the impacts to the financial statements.
C. Comparative Figures
Certain comparative figures have been reclassified to conform to the current period’s presentation. These reclassifications did not impact previously reported net earnings.